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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2006.

               (Please read instructions before preparing form.)

If amended report check here:  [ ]

                                Michael J. Puzo
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street      Boston,    MA          02109
--------------------------------------------------------------------------------
Business Address        (Street)            (City)     (State)      (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2006

                                                  Michael J. Puzo
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                                        13F File No.:
-----                       ------------- -------------------------------------------- -------------
1. Brian C. Broderick (12)* 28-11136      6. Kurt F. Somerville (32)*                  28-10379
2. Timothy F. Fidgeon...... 28-06169      7.__________________________________________ ________
3. Roy A. Hammer........... 28-5798       8.__________________________________________ ________
4. Stephen W. Kidder (35)*. 28-11134      9.__________________________________________ ________
5. Lawrence T. Perera...... 28-06167      10._________________________________________ ________

*   Refers to manager number on attached detail in Item 7.

                                                                        PAGE: 1

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                      ITEM 6:                 ITEM 8:
                                                           ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                     ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
      ITEM 1:           ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
  NAME OF ISSUER     TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
  --------------     -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS          COMMON STOCK   002824100      261191      6150         xx                   4650
                                                                            xx     35            1500

AMAZON NOTE          CONV.          023135AF3     3667069   3855000         xx                 845000
CONV SUB DEB         CORPORATE                                              xx     12          430000
                     BONDS                                                  xx     32          540000
                                                                            xx     35         2040000

AMGEN INC.           COMMON STOCK   031162100     3819302     52499         xx                  19351
                                                                            xx     12            2660
                                                                            xx     32           13600
                                                                            xx     35           16888

ANALOG DEVICES,      COMMON STOCK   032654105     2635118     68820         xx                  19660
INC.                                                                        xx     12            4950
                                                                            xx     32           10200
                                                                            xx     35           34010

ANALOGIC CORP.       COMMON STOCK   032657207      294259      4445         xx                   1145
                                                                            xx     32             300
                                                                            xx     35            3000

APTARGROUP INC.      COMMON STOCK   038336103     3039413     55012         xx                  12000
                                                                            xx     12            4050
                                                                            xx     32            9900
                                                                            xx     35           29062

AUTOMATIC DATA       COMMON STOCK   053015103     1486793     32548         xx                  17148
PROCESSING                                                                  xx     12            1000
                                                                            xx     32           12800
                                                                            xx     35            1600

AVERY DENNISON       COMMON STOCK   053611109      701760     12000         xx                   3000
CORP.                                                                       xx     12             600
                                                                            xx     32             700
                                                                            xx     35            7700

                                                                        PAGE: 2

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                  ITEM 6:                 ITEM 8:
                                                       ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                 ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
    ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)    (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
AVON PRODUCTS    COMMON STOCK   054303102      307679      9871         xx                   9871
INC.

B P PLC ADR      COMMON STOCK   055622104     4665721     67678         xx                  24989
                                                                        xx     12            7835
                                                                        xx     32           22170
                                                                        xx     35           12684

BARRICK GOLD     COM            067901108      486234     17850         xx     35           17850
CORP

BEA SYSTEMS      CORPORATE      073325AD4     3717450   3755000         xx                 985000
INC.             BONDS                                                  xx     12          435000
                                                                        xx     32          660000
                                                                        xx     35         1675000

BERKSHIRE        CLASS B        084670207      557220       185         xx                    157
HATHAWAY INC.                                                           xx     12               4
                                                                        xx     32              24

BIOMET INC.      COMMON STOCK   090613100     1301488     36641         xx                   9885
                                                                        xx     12            2610
                                                                        xx     32             700
                                                                        xx     35           23446

BRISTOL MYERS    COMMON STOCK   110122108      597531     24280         xx                  10900
SQUIBB CO.                                                              xx     32           12180
                                                                        xx     35            1200

CANADIAN         COMMON STOCK   136375102     3113453     68760         xx                  24490
NATIONAL RAILWAY                                                        xx     12            6920
CO.                                                                     xx     32           14600
                                                                        xx     35           22750

                                                                        PAGE: 3

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                  ITEM 6:                ITEM 8:
                                                       ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                 ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
    ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CISCO SYS INC.   COMMON STOCK   17275R102      705402     32552         xx                  8004
                                                                        xx     12           2648
                                                                        xx     32          19300
                                                                        xx     35           2600

COLGATE          COMMON STOCK   194162103      358474      6278         xx                  2600
PALMOLIVE CO.                                                           xx     32           2878
                                                                        xx     35            800

DOW CHEMICAL CO. COMMON STOCK   260543103      203000      5000         xx                  3200
                                                                        xx     32           1800

DOW JONES & CO.  COMMON STOCK   260561105     1230090     31300         xx                 30900
INC.                                                                    xx     32            400

DOW JONES &      CLASS B        260561204      921585     23450         xx                 23450
CO. INC.         (RESTRICTED)

E I DU PONT DE   COMMON STOCK   263534109      417161      9883         xx                  2261
NEMOURS & CO.                                                           xx     12           2982
                                                                        xx     32           4640

E M C CORP.      COMMON STOCK   268648102      983813     72180         xx                 33900
                                                                        xx     12           6180
                                                                        xx     32          28500
                                                                        xx     35           3600

EMERSON ELECTRIC COMMON STOCK   291011104     2945449     35220         xx                 12710
CO.                                                                     xx     12           5035
                                                                        xx     32           9600
                                                                        xx     35           7875

ENCANA           COMMON STOCK   292505104     3738774     80008         xx                 31430
                                                                        xx     12           8720
                                                                        xx     32          20000
                                                                        xx     35          19858

                                                                        PAGE: 4

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                   ITEM 6:                ITEM 8:
                                                        ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                  ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
    ITEM 1:          ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
 NAME OF ISSUER   TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------   -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
EXXON MOBIL CORP. COMMON STOCK   30231G102     3268791     53710         xx                 14150
                                                                         xx     12          11410
                                                                         xx     32          20700
                                                                         xx     35           7450

FUEL CELL         COMMON STOCK   35952H106      298564     26030         xx                 13050
ENERGY INC.                                                              xx     12           2380
                                                                         xx     32          10400
                                                                         xx     35            200

GENERAL ELECTRIC  COMMON STOCK   369604103     3397345     97681         xx                 34821
CO.                                                                      xx     12          19300
                                                                         xx     32          30800
                                                                         xx     35          12760

HELMERICH &       COMMON STOCK   423452101      286262      4100         xx                  2300
PAYNE INC.                                                               xx     32           1600
                                                                         xx     35            200

HEWLETT-PACKARD   COMMON STOCK   428236103      253330      7700         xx                  2200
CO.                                                                      xx     32           4400
                                                                         xx     35           1100

INTEL             COMMON STOCK   458140100     3383646    173877         xx                 72347
CORPORATION                                                              xx     12          13300
                                                                         xx     32          44300
                                                                         xx     35          43930

JEFFERSON-PILOT   COMMON STOCK   475070108     2136852     38199         xx                 13750
CORP.                                                                    xx     12           7555
                                                                         xx     32           9787
                                                                         xx     35           7107

JOHNSON &         COMMON STOCK   478160104     5557382     93843         xx                 32497
JOHNSON                                                                  xx     12          12074
                                                                         xx     32          24630
                                                                         xx     35          24642

                                                                        PAGE: 5

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                  ITEM 6:                ITEM 8:
                                                       ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                 ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
    ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
KOPIN            COMMON STOCK   500600101      154308     30800         xx                  8600
                                                                        xx     12           1000
                                                                        xx     35          21200

ELI LILLY & CO.  COMMON STOCK   532457108      237790      4300         xx     12           1600
                                                                        xx     32           2700

MERCK & CO. INC. COMMON STOCK   589331107     1786866     50720         xx                 21410
                                                                        xx     12           6410
                                                                        xx     32          13850
                                                                        xx     35           9050

MICROSOFT CORP.  COMMON STOCK   594918104     1925407     70761         xx                 15971
                                                                        xx     12           3100
                                                                        xx     32          35200
                                                                        xx     35          16490

NOKIA CORP.      COMMON STOCK   654902204     1682650     81209         xx                 21510
ADR A                                                                   xx     12           4765
                                                                        xx     32          15400
                                                                        xx     35          39534

ORACLE CORP      COMMON STOCK   68389X105      893601     65274         xx                  8450
                                                                        xx     12           5800
                                                                        xx     32          17100
                                                                        xx     35          33924

PEPSICO INC.     COMMON STOCK   713448108     2084139     36064         xx                  5490
                                                                        xx     12           2244
                                                                        xx     32          13568
                                                                        xx     35          14762

PFIZER INC.      COMMON STOCK   717081103      947957     38040         xx                  8178
                                                                        xx     12          11975
                                                                        xx     32           6687
                                                                        xx     35          11200

                                                                        PAGE: 6

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                  ITEM 6:                ITEM 8:
                                                       ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                 ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
    ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
PROCTER & GAMBLE COMMON STOCK   742718109     2986271     51818         xx                  9375
CO.                                                                     xx     12          17367
                                                                        xx     32          11072
                                                                        xx     35          14004

SAN JUAN BASIN   COMMON STOCK   798241105      206798      5050         xx     12            450
ROYALTY TRUST                                                           xx     35           4600

SCHLUMBERGER     COMMON STOCK   806857108      563237      4450         xx                  2000
LTD                                                                     xx     12            250
                                                                        xx     32           2200

J M SMUCKER CO   COMMON STOCK   832696405     2014775     50750         xx                 12080
NEW                                                                     xx     12           1750
                                                                        xx     32          11900
                                                                        xx     35          25020

SONOSITE INC     COMMON STOCK   83568G104     1394684     34318         xx                  4350
                                                                        xx     12           2500
                                                                        xx     32            300
                                                                        xx     35          27168

STATE STREET     COMMON STOCK   857477103      646601     10700         xx                  2100
CORP.                                                                   xx     12           5600
                                                                        xx     32           3000

SUNCOR ENERGY    COMMON STOCK   867229106      985856     12800         xx                   500
INC.                                                                    xx     12            500
                                                                        xx     35          11800

SYMANTEC CORP.   COMMON STOCK   871503108      390961     23230         xx                  7930
                                                                        xx     12            500
                                                                        xx     32           1300
                                                                        xx     35          13500

                                                                        PAGE: 7

AS OF: MARCH 31, 2006      FORM 13F          SEC FILE # MICHAEL J PUZO\28-06165


                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL ----------- ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
3 M COMPANY     COMMON STOCK   88579Y101     3122137     41249         xx                 15105
                                                                       xx     12           2168
                                                                       xx     32          13576
                                                                       xx     35          10400

UNITED NATURAL  COMMON STOCK   911163103      755562     21606         xx                  4130
FOODS INC.                                                             xx     12           1000
                                                                       xx     32            300
                                                                       xx     35          16176

VERISIGN INC.   COMMON STOCK   92343E102      830774     34630         xx                  6930
                                                                       xx     12           1900
                                                                       xx     32           1200
                                                                       xx     35          24600

ZIMMER HOLDINGS COMMON STOCK   98956P102      586768      8680         xx                   360
INC.                                                                   xx     12            100
                                                                       xx     32           4970
                                                                       xx     35           3250

TOTAL:                                    84,934,743